Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of Goodwill by Group Segment
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2019 and 2018 are as follows:

Balance at 12/31/2019
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	20,414	(11,848)	—	8,566
Software	17,578	(14,597)	(1)	2,980
Customer base	6,544	(4,878)	—	1,666
Trademarks	1,887	(1,247)	—	640
Other intangible assets	956	(901)	(3)	52
Intangible assets in process	2,130	—	—	2,130
Total intangible assets	49,509	(33,471)	(4)	16,034

Balance at 12/31/2018
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,145	(11,150)	—	9,995
Software	17,153	(14,213)	—	2,940
Customer base	6,766	(4,628)	—	2,138
Trademarks	1,853	(1,163)	—	690
Other intangible assets	1,022	(942)	(3)	77
Intangible assets in process	1,016	—	—	1,016
Total intangible assets	48,955	(32,096)	(3)	16,856

The movement in goodwill assigned to each Group segment was as follows:

2019
Millions of euros	Balance at 12/31/2018	Disposals	Additions	Write-offs	Exchange rate impact and other	Balance at 12/31/2019
Telefónica Spain	4,310	(11)	—	—	—	4,299
Telefónica Brazil	8,991	(1)	—	—	(176)	8,814
Telefónica Germany	4,815	—	4	—	—	4,819
Telefónica United Kingdom	4,611	—	—	—	236	4,847
Telefónica Hispam Norte	464	(144)	—	—	5	325
Telefónica Hispam Sur	2,462	(22)	—	(206)	(31)	2,203
Others	95	(1)	2	—	—	96
Total	25,748	(179)	6	(206)	34	25,403

2018
Millions of euros	Balance at 12/31/2017	Transfer to Non-currents assets held for sale	Write-offs and disposals	Exchange rate impact and other	Balance at 12/31/2018
Telefónica Spain	4,310	—	—	—	4,310
Telefónica Brazil	10,057	—	—	(1,066)	8,991
Telefónica Germany	4,815	—	—	—	4,815
Telefónica United Kingdom	4,648	—	—	(37)	4,611
Telefónica Hispam Norte	1,002	(183)	(350)	(5)	464
Telefónica Hispam Sur	1,907	—	—	555	2,462
Others	102	—	(6)	(1)	95
Total	26,841	(183)	(356)	(554)	25,748

Schedule of Allocation of Goodwill to the Different Cash-Generating Units (CGUs)
The discount rates applied to the cash flow projections in 2019 and 2018 for the main CGUs are as follows:

	2019		2018
Discount rate in local currency	Before tax	After-tax	Before tax	After-tax
Spain	8.2%	6.2%	8.3%	6.4%
Brazil	12.6%	10.0%	14.4%	11.2%
United Kingdom	7.8%	6.2%	7.5%	6.3%
Germany	7.8%	4.9%	6.9%	5.2%
In order to test for impairment, goodwill was allocated to the different cash-generating units (CGUs), which are grouped into the following reportable operating segments:

Millions of euros	12/31/2019	12/31/2018
Telefónica Spain	4,299	4,310
Telefónica Brazil	8,814	8,991
Telefónica Germany	4,819	4,815
Telefónica United Kingdom	4,847	4,611
Telefónica Hispam Norte	325	464
Colombia	195	192
Central America	—	144
Ecuador	130	128
Telefónica Hispam Sur	2,203	2,462
Chile	856	906
Peru	766	744
Argentina	557	785
Uruguay	24	27
Others	96	95
TOTAL	25,403	25,748

The perpetuity growth rates applied to the cash flow projections in 2019 and 2018 for the main CGUs are as follows:

Perpetuity growth rate in local currency	2019	2018
Spain	1.0%	0.9%
Brazil	4.5%	4.5%
United Kingdom	0.8%	0.8%
Germany	1.1%	1.0%

Schedule of Sensitivity to Changes in Assumptions
The Group performs a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in the test. For the main CGU, the following maximum increases or decreases were assumed, expressed in percentage points (percentage points):

Changes in key assumptions, In percentage points (percentage points)	Spain	United Kingdom	Germany	Brazil
Financial variables
Discount rate	+/- 0.5	+/- 1	+/- 0.5	+/- 1
Perpetuity growth rates	+/- 0.25	+/- 0.5	+/- 0.25	+/- 0.5
Long-term operating variables
OIBDA Margin	+/- 2	+/- 1.5	+/- 1.5	+/- 2
Ratio of CapEx/Revenues	+/- 1	+/- 0.75	+/- 0.75	+/- 1